ALLOWANCE FOR LOAN LOSSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Summary of the changes in the allowance for loan losses:
Provisions	$ 56	$ 70	$ (73)
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
Provisions	1	(2)
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(18)	(11)
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	97	22
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(6)	49
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(2)	4
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(8)	18
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
Provisions	$ (8)	$ (10)